Share Capital (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of issued and outstanding shares
As of December 31, 2020 and 2019, issued and outstanding shares and units consisted of the following:

(in thousands)	Notes	Redeemable Units	Subordinate Voting Shares (SVS)	Super Voting Shares (MVS)	Proportionate Voting Shares (PVS)*	Special Subordinate Voting Shares (SSVS)*	Shares to be Issued or Canceled
Beginning balance, January 1, 2019		143,844	26,711	500	82,803	—	3,020

Stock options exercised		—	575	—	342	—	—
Warrants exercised	Note 11(c)	—	170	—	—	—	—
Issuance of MedMar shares	Note 11(b)(vi)	—	—	—	3,020	—	(3,020)
Issuance of Valley Ag shares	Note 11(b)(vi)	—	—	—	8,660	—	—
PVS converted to SVS and adjustments	Note 11(a)	—	37,122	—	(36,888)	—	—
Cresco LLC redemption	Note 11(e)	(1,672)	1,672	—	—	—	—
Share issuance from equity raise	Note 11(b)(vi)	—	7,350	—	—	—	—

Ending balance, December 31, 2019		142,172	73,600	500	57,937	—	—

Beginning balance, January 1, 2020		142,172	73,600	500	57,937	—	—
Options and warrants exercised	Note 11(c), 12	—	1,688	—	12	—	23
RSUs issued	Note 12	—	2,034	—	—	—	28
Issuance of shares related to acquisitions	Note 11(b)(ii-v)	—	70,084	—	233	—	(155)
Issuance of shares related to distribution agreements	Note 11(b)(ii)	—	—	—	—	—	249
Cresco LLC redemption	Note 11(e)	(15,834)	15,681	—	—	—	—
PVS converted to SVS	Note 11(a)	—	28,871	—	(28,871)	—	—
Issuances related to employee taxes on certain share-based payment arrangements	Note 12	—	1,336	—	—	—	—
Share issuances	Note 11(b)(i)	—	792	—	—	1	—

Ending balance, December 31, 2020		126,338	194,086	500	29,311	1	145

*	PVS presented on an “as-converted” basis to SVS (1-to-200)
**	SSVS presented on an “as-converted” basis to SVS (1-to-0.00001)

Summary of warrants outstanding
A summary of the status of the warrants outstanding is as follows:

	Number of warrants*	Weighted- average exercise price
Balance as of January 1, 2019	397,079	$5.35
Issued	6,226,250	7.78
Exercised	(169,545)	6.16

Balance as of December 31, 2019	6,453,784	$7.73

Exercised	(270,635)	6.05

Balance as of December 31, 2020	6,183,149	$7.80

*	PVS presented on an “as-converted” basis to SVS (1-to-200)

Summary of changes in ownership and non-controlling interests
As of and for the year ended December 31, 2020,
non-controlling
interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs, LLC 1		Eliminations	Total
Non-current assets	$4,064		$32,680		$20,634		$11,392		$23,848		$878,752		$—	$971,370
Current assets	31,489		26,199		37,996		41,258		79,822		298,846		(153,856)	361,754
Non-current liabilities	—		(11,942)		(2,279)		(7,113)		(10,643)		(381,749)		—	(413,726)
Current liabilities	(24,209)		(31,706)		(26,686)		(47,512)		(120,195)		(107,753)		163,421	(194,640)

Net assets	$11,344		$15,231		$29,665		$(1,975)		$(27,168)		$688,096		$9,565	$724,758

Net assets attributable to NCI	$3,197		$3,264		$4,468		$70		$(5,383)		$144,695	3	$—	$150,311

Revenue	$16,874		$31,320		$38,417		$14,646		$19,772		$386,257		$(31,035)	$476,251
Gross profit	9,882		16,404		20,136		3,332		(4,901)		243,674		(4,587)	283,940

Total comprehensive income (loss)	$8,440		$3,559		$10,738		$(7,996)		$(12,214)		$(39,089)		$—	$(36,562)

Comprehensive income (loss) allocated to NCI	$2,110		$441		$2,684		$(80)		$(2,443)		$42,651		$—	$45,363

NCI percentage at December 31, 2020	25.0	% 1	12.4	% 2	25.0	% 2	1.0	% 1	20.0	% 1	50.02%

1	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 50.02% NCI related to NCI for Cresco Labs Inc.
2	The NCI percentage reflects the NCI that exists at Cresco Labs Inc.
3	Includes the effect of LLC unit redemptions and other adjustments

As of and for the year ended December 31, 2019,
non-controlling
interest included the following amounts before intercompany eliminations:

($ in thousands)	TSC Cresco, LLC		MedMar Inc. (Lakeview)		MedMar Inc. (Rockford)		Cresco Labs Ohio, LLC		SLO Cultivation Inc.		Other entities including Cresco Labs, LLC 1		Eliminations		Total
Non-current assets	$3,185		$16,667		$21,419		$12,575		$23,317		$380,053		$—		$457,216
Current assets	14,081		750		1,644		30,949		47,529		116,472		(52,087)		159,338
Non-current liabilities	—		(1,634)		(1,993)		(95)		(13,940)		(126,100)		—		(143,762)
Current liabilities	(13,442)		(1,479)		(2,172)		(37,660)		(68,822)		(78,522)		51,928		(150,169)
Net assets	$3,824		$14,304		$18,898		$5,769		$(11,916)		$291,903		$(159)		$322,623

Net assets attributable to NCI	$1,567		$2,907		$2,081		$150		$(2,940)		$131,776		$—		$135,541
Revenue	$6,417		$4,088		$5,310		$7,759		$21,148		$99,290		$(15,478)		$128,534

Gross profit	5,037		1,999		2,565		2,210		(505)		61,935		(9,160)		64,081

Total comprehensive income (loss)	$5,747		$(980)		$(555)		$(6,259)		$(15,295)		$(47,960)		$—		$(65,302)

Comprehensive income (loss) allocated to NCI	$1,437		$(121)		$(139)		$(63)		$(3,059)		$(20,156)		$—		$(22,101)

NCI percentage at December 31, 2019	25.0	% 1	12.4%	Holders of SVS	25.0%	Holders of SVS	1.0%	Holders of SVS	20.0%	Holders of SVS	56.2%	Holders of SVS		Holders of SVS

1	The NCI percentage reflects the NCI that exists at Cresco Labs, LLC. There is a further 56.2% NCI related to NCI for Cresco Labs Inc.